Long-Term Debt - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Notes and debentures that mature in 2017	$ 750
Notes and debentures that mature in 2018	3,600
Notes and debentures that mature in 2019	4,200
Notes and debentures that mature in 2020	4,000
Notes and debentures that mature in 2021	4,300
Carrying value	3,542	$ 2,552
Series A Preferred Stock
Debt Instrument [Line Items]
Carrying value	500	$ 500
Mellon Capital I V | Series A Preferred Stock
Debt Instrument [Line Items]
Carrying value	$ 500